Credit from Banks and Others (Information on Material Loans and Debentures) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Debentures Series F [Member] | May 2018, December 2020 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 693
Carrying amount	$ 714
Interest rate	6.38
Principal repayment date	May 2038
Debentures Series E [Member] | April 2016 [Member] | Israel, New Shekels
Disclosure of material loans and debentures [Line Items]
Original amount	$ 1,569
Carrying amount	$ 108
Interest rate	2.45
Principal repayment date	2021- 2024
Debentures (private offering) - 3 series [Member] | January 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 275
Carrying amount	$ 145
Interest rate	5.31%
Principal repayment date	January 2024 January 2026
Debentures (private offering) - 3 series [Member] | January 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Carrying amount	$ 46
Debentures Series G [Member] | January/May 2020 [Member] | Israel, New Shekels
Disclosure of material loans and debentures [Line Items]
Original amount	766
Carrying amount	$ 198
Interest rate	2.40%
Principal repayment date	2022- 2034
Debentures Series D [Member] | December 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 184
Carrying amount	$ 184
Interest rate	4.50
Principal repayment date	December 2024
Sustainability linked loan (SLL) [Member] | September 2021 [Member] | Euro Member Countries, Euro
Disclosure of material loans and debentures [Line Items]
Original amount	$ 250
Carrying amount	$ 276
Interest rate	0.80
Principal repayment date	September 2026
Loan European Bank Member | September 2021 [Member] | GBP [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 25
Carrying amount	$ 28
Interest rate	0.95
Principal repayment date	June 2025
Loan Israeli Bank Member | November 2013 [Member] | Israel, New Shekels
Disclosure of material loans and debentures [Line Items]
Original amount	$ 300
Carrying amount	$ 29
Interest rate	4.74
Principal repayment date	2015-2024 (annual installment)